Label	Element	Value
Alger SMid Cap Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000003521_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

THE ALGER FUNDS

Alger SMid Cap Growth Fund

Supplement dated June 29, 2017 to Current Prospectuses

The Board of Trustees of The Alger Funds has approved changes with respect to Alger SMid Cap Growth Fund (the “Fund”) that are anticipated to become effective on or about August 30, 2017 (the “Effective Date”).  The Fund’s name will be changed to Alger SMid Cap Focus Fund, and its principal investment strategy and principal risks will be revised as noted below.  The Fund’s investment objective to seek long-term capital appreciation will not change.

Risk/Return [Heading]	rr_RiskReturnHeading	Alger SMid Cap Focus Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As of the Effective Date, the following will be added as the third paragraph under the heading “Principal Investment Strategy” on pages 38 and 44 of the Retail Prospectus and pages 22 and 27 of the Institutional Prospectus:

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries.  Generally the Fund will own approximately 50 holdings.  Fund holdings may occasionally exceed this number for a variety of reasons.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following also will be added as of the Effective Date as the fifth paragraph under the heading “Principal Risks” on pages 39 and 45 of the Retail Prospectus and pages 23 and 28 of the Institutional Prospectus:

•      Less Diversified Portfolio Risk — the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio.  The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Shareholders may choose to exchange their shares of the Fund for shares of the same class of another fund in the Alger Family of Funds at any time.  Shareholders may also redeem their shares at any time.  Exchange or redemption of shares may be a taxable event to shareholders.  Investors are urged to consult their own tax advisers as to the federal, state, and local tax consequences of these transactions.